Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 384 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net decrease in net assets available for benefits	$ (127)	$ 173
Change in the adjustment from contract value to fair value for fully benefit-responsive investment contracts	13	5
Net income per the Form 5500	$ (114)	$ 178